As filed with the Securities and  Exchange  Commission on June 1,  2000
                                Registration No. 2-89550


                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 29 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 23 (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

         It is proposed that this filing will become effective
         (check appropriate space)

         X Immediately upon filing pursuant to paragraph (b) of Rule 485. On , pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to  paragraph  (a) of Rule 485.
         On ,  pursuant  to  paragraph (a)(i) of Rule 485.
         75 days after filing pursuant to paragraph (a)(ii) of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.

         If appropriate, check the following:
           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts

                                EXPLANATORY NOTE

This amendment to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This amendment is being filed for the sole purpose of filing a supplement to the May 1, 2000 FutureFunds Series Account prospectus. This amendment does not delete, amend or supersede any information contained in the Registration Statement.

                           FutureFunds Series Account
                 of Great-West Life & Annuity Insurance Company

                      Supplement dated June 1, 2000 to the
                    Prospectus for FutureFunds Series Account
                                dated May 1, 2000

Effective June 1, 2000, seven new Investment Divisions are being added as new investment options under the Group Contract.

o        AIM Blue Chip Fund (Class A)
o        American Century Equity-Income Fund (Investor Class)
o        Artisan International Fund (Investor Class)
o        INVESCO Dynamics Fund
o        Janus Twenty Fund
o        Janus Worldwide Fund
o        RS Emerging Growth Fund

As a result, please note the following changes to your prospectus and retain this supplement for future reference. You may obtain a prospectus for each new Eligible Fund by calling Great-West at 800-468-8661, or by writing to Great-West at D970-Savings Communications, P.O. Box 1700 Denver, Colorado 80201-9925. You should read an Eligible Fund's prospectus carefully before making a decision to invest in the related Investment Division.

On Page1 of the prospectus under the heading "Allocating your money," please add the following:

You may allocate your Contributions among 38 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all its assets in one of 38 corresponding mutual funds ("Eligible Funds"). The seven new Eligible Funds are offered by one of the following fund families:

o        AIM Funds
o        American Century Funds (Investor Class)
o        Artisan Funds, Inc.
o        INVESCO Stock Funds, Inc.
o        Janus Funds
o        RS Investment Trust

The investment gain on the Group Contract is not included in income if the Group Contract is held under a 401(a), 401(k) or 403(b) Plan. If an employer maintaining a 457(b) or (f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If a Group Contract is held by a taxable employer (e.g., a sole proprietorship, partnership or corporation) under a non-qualified deferred compensation plan, the investment gain in the Group Contract is included in the entity's income each year and these Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer. If a taxable employer intends to hold this Group Contract, that entity may wish to discuss these matters with a competent tax adviser.

On Page 6 under the heading "Eligible Fund Annual Expenses," please add the following:

                                                                                   Total
Eligible Fund                                   Management        Other        Eligible Fund
                                                   fees         expenses1         expenses
AIM Blue Chip Fund                                 0.64%          0.55%            1.19%
American Century Equity-Income Fund                1.00%          0.00%            1.00%
Artisan International Fund                         0.99%          0.39%            1.38%
INVESCO Dynamics Fund                              0.52%          0.52%            1.04%
Janus Twenty Fund                                  0.65%          0.23%            0.88%
Janus Worldwide Fund                               0.65%          0.24%            0.89%
RS Emerging Growth Fund                            1.00%          0.47%            1.47%

1 For the AIM Blue Chip Fund, "Other Expenses" includes a 12b-1 distribution fee of 0.25%, which may cause fees for long0term shareholders to exceed the economic equivalent of the maximum permitted initial sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. For the American Century Equity Income Fund, Other Expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year. For the INVESCO Dynamics Fund, because the Fund pays 12b-1 distribution fees of 0.25%, which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. For the Janus Twenty Fund and Janus Worldwide Fund, the Management Fee information has been restated to reflect a new fee schedule effective January 31, 2000. For the RS Emerging Growth Fund, because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

On Page 7 under the heading "Examples," please add the following:

If you make a total withdrawal at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charges that are assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
AIM Blue Chip Fund                          $25.41            $82.03            $144.13          $353.92
American Century Equity-Income Fund         $23.46            $75.88            $136.36          $329.47
Artisan International Fund                  $27.35            $88.14            $157.81          $377.91
INVESCO Dynamics Fund                       $23.87            $77.18            $138.63          $334.65
Janus Twenty Fund                           $22.23            $71.98            $129.50          $313.78
Janus Worldwide Fund                        $22.33            $72.30            $130.07          $315.09
RS Emerging Growth Fund                     $28.27            $91.02            $162.83          $389.12


On Page 8 under the heading "Examples," please add the following:

If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charges that are assessed as a daily deduction from the Investment Divisions:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
AIM Blue Chip Fund                          $85.41            $142.03           $204.13          $353.92
American Century Equity-Income Fund         $83.46            $135.88           $196.36          $329.47
Artisan International Fund                  $87.35            $148.14           $217.81          $377.91
INVESCO Dynamics Fund                       $83.87            $137.18           $198.63          $334.65
Janus Twenty Fund                           $82.23            $131.98           $189.50          $313.78
Janus Worldwide Fund                        $82.33            $132.30           $190.07          $315.09
RS Emerging Growth Fund                     $88.27            $151.02           $222.83          $389.12

On Page 9 immediately before the heading "Investments of the Series Accounts," please revise the first sentence of the paragraph to read:

The Series Account currently has thirty-eight Investment Divisions available for allocation for Contributions.

On Page 9 please revise the third paragraph under "The Eligible Funds" to read:

The seven new Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers who manage publicly offered mutual funds having similar names and investment objectives. While those Eligible Funds may be similar to, and may in fact be modeled after publicly offered mutual funds, you should understand that those Eligible Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of the publicly offered mutual funds and any corresponding Eligible Funds may differ substantially.

On Page 11 immediately before the heading "Eligible Fund Investment Advisers," please add the following:

AIM  Funds
AIM Blue Chip Fund seeks long-term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 65% of its total assets in common stock of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are will established in their respective industries.

American Century Funds (Investor Class)
American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks on companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities.

Artisan Funds, Inc. (Investor Class)
Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its total assets in stocks of foreign companies.

INVESCO Stock Funds, Inc.
INVESCO Dynamics Fund attempts to make your investment grow. Under normal market conditions, it primarily invests in common stocks of mid-sized U.S. companies -
- those with market capitalizations between $2 billion and $15 billion - - but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the fund's portfolio is invested in securities of established companies that are believed by the fund's managers to be leaders in attractive growth markets with a history of strong returns.

Janus Funds
Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may invest in fewer than five countries or even a single country.

RS Investment Trust
RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages.

On Page 11 under the heading "Eligible Fund Investment Advisers," insert the following:

The AIM Blue Chip Fund is advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

The American Century Investor Class Equity-Income Fund is advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237.

Janus Worldwide Fund and Janus Twenty Fund are advised by Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206.

RS Investment Trust is advised by RS Investment Management, L.P., 388 Market Street, Suite 200, San Francisco, California 94111.

On Page 29 under the heading "Average Annual Total Returns" please add the table on the attached page 5.


On Page 30, please add the following to the table which sets forth the inception date of each Investment Division and the inception date of the corresponding eligible fund.

           INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division
                                                                                              Inception In Series Account
AIM Blue Chip Fund                                       February 4, 1987                         June 1, 2000
American Century Equity-Income Fund                      August 1, 1994                           June 1, 2000
Artisan International Fund                               December 28, 1995                        June 1, 2000
INVESCO Dynamics Fund                                    September 1, 1967                        June 1, 2000
Janus Twenty Fund                                        April 30, 1985                           June 1, 2000
Janus Worldwide Fund                                     May 15, 1991                             June 1, 2000
RS Emerging Growth Fund                                  November 30, 1987                        June 1, 2000

                                                                                    Before CDSC      After CDSC       Before CDSC
                                         Before     After      Before    After      10 Years or if   10 Years or if   10 Years or if
Investment Division                        CDSC       CDSC       CDSC    CDSC       Less, Life of    Less, Life of    Less, Life of
                                          1 Year     1 Year    5 Years   5 Years   Investment       Investment       Underlying Fund
                                                                                    Division         Division         Portfolio

AIM Blue Chip Fund                        24.00%     17.99%     27.08%   26.61%      16.73%          16.72%            16.73%

American Century Equity-Income Fund       -1.41%     -7.42%     16.78%   16.11%        N/A            N/A              14.66%

Artisan International Fund                79.02%      73.02%      N/A     N/A          N/A            N/A              33.33%

INVESCO Dynamics Fund                     69.49%      63.48%     31.44%  31.02%       22.52%         22.51%            22.52%

Janus Twenty Fund                         62.75%      56.73%     43.40%  43.10%       25.30%         25.29%            25.30%

Janus Worldwide Fund                      61.29%      55.28%     29.09%  28.64%        N/A            N/A              23.46%

RS Emerging Growth Fund                   178.98%    172.98%     42.55%  42.26%       26.91%         26.84%            26.91%

 After CDSC
 10 Years or if
 Less, Life of
Underlying
 Fund Portfolio

  16.72%

  14.03%

  32.70%

  22.51%

  25.29%

  23.45%

  26.84%

                                     PART C
                               OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

              (a)      Financial Statements

                      The consolidated financial statements of GWL&A as of December 31, 1999 and 1998 and each of the three years in the period ended December 31, 1999, as well as the financial statements of the Series Account for the years ended December 31, 1999 and 1998, are included in Part B.

             (b)      Exhibits

                      Items (1), (2), (6) and (8) are incorporated by reference to registrant's Form S-6 Registration Statement filed February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed June 29, 1984.

                      Item (9) is  incorporated  by  reference  to  registrant's
                      Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 30, 1987.

                      Items (4), (5) and (13) are incorporated by reference to registrant's Post-Effective Amendment No. 11 to Form N-4 registration statement filed on May 1, 1989.

                     Item (3) is incorporated by reference to registrant's  Post
                     Effective   Amendment  No.  23  to  Form  N-4  registration
                     statement filed on May 1 1997.

                      (7)     Not Applicable

(10) (a) Written Consent of Jorden Burt Boros Cicchetti Berenson & Johnson, LLP is incorporated by reference to registrant's Post Effective Amendment No. 28 to Form N-4 registration statement filed April 27, 2000.

(b) Written Consent of Deloitte & Touche LLP is incorporated by reference to registrant's Post Effective Amendment No. 28 to Form N-4 registration statement filed April 27, 2000.

                      (11)    Not Applicable

(12)         Not Applicable

                     Item (13) is incorporated by reference to registrant's Post
                     Effective   Amendment  No.  23  to  Form  N-4  registration
                     statement filed on May 1 1997.

(14) Powers of Attorney are incorporated by reference to Registrant's Post Effective Amendment Nos. 14, 20 and 22.

Item 25.     Directors and Officers of the Depositor

                                                                          Position and Offices
Name                          Principal Business Address                  with Depositor

James Balog                   2205 North Southwinds Boulevard             Director
                              Vero Beach, Florida  39263

James W. Burns, O.C.                   (4)                                Director

Orest T. Dackow                        (3)                                Director

                                                                          Position and Offices
Name                          Principal Business Address                  with Depositor

Andre Desmarais                        (4)                                Director

Paul Desmarais, Jr.                    (4)                                Director

Robert G. Graham              574 Spoonbill Drive                         Director
                              Sarasota, FL 34236

Robert Gratton                         (5)                                Chairman

Kevin P. Kavanagh                      (1)                                Director

William Mackness              61 Waterloo Street                          Director
                              Winnipeg, Manitoba  R3N 0S3

William T. McCallum           (3)                                         Director, President and
                                                                          Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited               Director
                              P.O. Box 130
                              275 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                Director

Michel Plessis-Belair, F.C.A.          (4)                                Director

Brian E. Walsh                Trinity L.P.                                Director
                              115 Putnam Ave.
                              Greenwich, Connecticut

Michael R. Bracco                      (2)                                Senior Vice-President,
                                                                          Employee Benefits

John A. Brown                          (3)                                Senior Vice-President,
                                                                          Healthcare Markets

Donna A. Goldin                        (2)                                Executive Vice President
                                                                          Chief Operating Officer,
                                                                          One Corporation

Mitchell T. Graye                      (3)                                Executive Vice President,
                                                                          Chief Financial Officer

Mark S. Hollen                         (3)                                Senior Vice President,
                                                                          FASCorp

John T. Hughes                         (3)                                Senior Vice-President,
                                                                          Chief Investment Officer

D. Craig Lennox                        (6)                                Senior Vice-President,
                                                                          General Counsel and
                                                                          Secretary

Steve H. Miller                        (2)                                Senior Vice-President,
                                                                          Employee Benefits, Sales

                                                                          Position and Offices
Name                          Principal Business Address                  with Depositor


James D. Motz                          (2)                                Executive Vice-President,
                                                                          Employee Benefits

Charles P. Nelson                      (3)                                Senior Vice-President,
                                                                          Public Non-Profit Markets

Marty Rosenbaum                        (2)                                Senior Vice-President,
                                                                          Employee Benefits

Gregg E. Seller                        (3)                                Senior Vice-President,
                                                                          Government Markets

Robert K. Shaw                         (3)                                Senior Vice-President,
                                                                          Individual Markets

George D. Webb                         (3)                                Senior Vice-President, Public/Non-
                                                                          Profit Operations

Douglas L. Wooden                      (3)                                Executive Vice-President,
                                                                          Financial Services
--------------------------------------

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2) 8505 East Orchard Road, Englewood, Colorado  80111.

(3) 8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6)  8525 East Orchard Road, Englewood, Colorado  80111.


Item 26. Persons controlled by or under common control with the Depositor or Registrant

             See attached organizational chart on starting on page C-4.

                              ORGANIZATIONAL CHART

         Power Corporation of Canada
                  100% - 2795957 Canada Inc.
                           100% - 171263 Canada Inc.
                                    67.5% - Power Financial Corporation
                                            81.1% - Great-West Lifeco Inc.
                                                     100% - The Great-West Life Assurance Company
                                                              100% - GWL&A Financial (Nova Scotia) Co.
                                                                   100% GWL&A Financial, Inc.
                                                                       100% - Great-West Life & Annuity Insurance Capital I
                                                                       100% - Great-West Life & Annuity Insurance Company
                                                                         100% - Alta Health & Life Insurance Company
                                                                                100% - Alta Agency, Inc.
                                                                         100% - First Great-West Life & Annuity Insurance Company
                                                                         100% - GW Capital Management, LLC
                                                                                100% - Orchard Capital Management, LLC
                                                                                100% - Greenwood Investments, Inc.
                                                                         100% - Financial Administrative Services Corporation
                                                                         100% - One Corporation
                                                                                100% - One Health Plan of Illinois, Inc.
                                                                                100% - One Health Plan of Texas, Inc.
                                                                                100% - One Health Plan of California, Inc.
                                                                                100% - One Health Plan of Colorado, Inc.
                                                                                100% - One Health Plan of Georgia, Inc.
                                                                                100% - One Health Plan of North Carolina, Inc.
                                                                                100% - One Health Plan of Washington, Inc.
                                                                                100% - One Health Plan of Ohio, Inc.
                                                                                100% - One Health Plan of Tennessee, Inc.
                                                                                100% - One Health Plan of Oregon, Inc.
                                                                                100% - One Health Plan of Florida, Inc.
                                                                                100% - One Health Plan of Indiana, Inc.
                                                                                100% - One Health Plan of Massachusetts, Inc.
                                                                                100% - One Health Plan, Inc.
                                                                                100% - One Health Plan of Alaska, Inc.
                                                                                100% - One Health Plan of Arizona, Inc.
                                                                                100% - One of Arizona, Inc.
                                                                                100% - One Health Plan of Maine, Inc.
                                                                                100% - One Health Plan of Nevada, Inc.
                                                                                100% - One Health Plan of New Hampshire, Inc.
                                                                                100% - One Health Plan of New Jersey, Inc.
                                                                                100% - One Health Plan of South Carolina, Inc.
                                                                                100% - One Health Plan of Wisconsin, Inc.
                                                                                100% - One Health Plan of Wyoming, Inc.
                                                                                100% - One Orchard Equities, Inc.
                                                                         100% - Great-West Benefit Services, Inc.
                                                                         100% - Benefits Communication Corporation
                                                                                100% - BenefitsCorp Equities, Inc.
                                                                         100% - Benefits Advisors, Inc.
                                                                         100% - Greenwood Property Corporation
                                                                          95% - Maxim Series Fund, Inc.*
                                                                         100% - GWL Properties Inc.
                                                                                100% - Great-West Realty Investments, Inc.
                                                                          50% - Westkin Properties Ltd.
                                                                          92%**- Orchard Series Fund
                                                                         100% - Orchard Trust Company
                                                                         100% - National Plan Coordinators of Delaware, Inc.
                                                                                100% - NPC Securities, Inc.
                                                                                100% - Deferred Comp of Michigan, Inc.
                                                                                100% - National Plan Coordinators of Washington,Inc.
                                                                                100% - National Plan Coordinators of Ohio, Inc.
                                                                                100% - Renco, Inc.
                                                                                100% - P.C. Enrollment Services & Insurance
                                                                                              Brokerage, Inc.


* 5% New England Life Insurance Company
** 8% New England Life Insurance Company


Item 27.     Number of Contractowners

             On March 31, 2000, there were 22 owners of non-qualified contracts and 35,949 of qualified contracts offered by Registrant.

Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                             Colorado Business Corporation Act

             Article 109 - INDEMNIFICATION

             Section 7-109-101.  Definitions.

                      As used in this Article:

                      (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

                      (3)     "Expenses" includes counsel fees.

                      (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                      (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                      (6)"Party" includes a person who was, is, or is threatened to be made a named  defendant or respondent in a proceeding.

                      (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

                      (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

(a) The person conducted himself or herself in good faith;

                              (b)      The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                      (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
                      (a) of subsection (1) of this section.

                      (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                              (b) In  connection  with any  proceeding  charging
                              that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                      (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Section 7-109-103.  Mandatory Indemnification of Directors.

                              Unless limited by the articles of incorporation, a
                      corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

             Section 7-109-104.  Advance of Expenses to Directors.

                      (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                              (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                              (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                      (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                      (3) Determinations and authorizations of payments under this section shall be made in the manner specified in
                      Section 7-109-106.

             Section 7-109-105.  Court-Ordered Indemnification of Directors.

                      (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                              (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                              (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                              (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

                      (1) A  corporation  may not  indemnify  a  director  under
                      Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
                      Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required to be made subsection (1) of this section shall be made:

                              (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                              (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                      (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                              (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                              (b)      By the shareholders.

                      (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

                              (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                              (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

                              A corporation may purchase and maintain  insurance
                      on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

                      (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                      (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                              If a corporation  indemnifies or advances expenses
                      to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                                      Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

                      The Company may, by  resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                      Insofar as indemnification for liability arising under the
             Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. (BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b)      Directors and Officers of BCE

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director

Mark S. Hollen                         (1)                                         Director

David G. McLeod                        (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave.                                Director and Vice President
                              Suite 1460                                           Major Accounts
                              Irvine, CA 92715

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary

Teresa L. Buckley                      (1)                                         Compliance Officer
------------

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

    (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation

BCE                -0-                               -0-                        -0-                           -0-

Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c)      Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

             (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 1st day of June 1, 2000.

                                                     FUTUREFUNDS SERIES ACCOUNT
                                                     (Registrant)


                                                     By:      /s/ W.T. McCallum
                                                              William T. McCallum, President
                                                              and Chief Executive Officer of
                                                              Great-West Life & Annuity
                                                              Insurance Company


                                                     GREAT-WEST LIFE & ANNUITY
                                                     INSURANCE COMPANY
                                                     (Depositor)


                                                     By:      /s/ W.T. McCallum
                                                              William T. McCallum, President
                                                              and Chief Executive Officer

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


 /s/ Robert Gratton*                                                            June 1, 2000
--------------------------------------------
Director and Chairman of the Board
(Robert Gratton)


 /s/ W.T. McCallum                                                              June 1, 2000
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


 /s/ Mitchell T.G. Graye                                                        June 1, 2000
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


/s/ James Balog*                                                                June 1, 2000
-----------------------------------------------
Director, (James Balog)




 Signature and Title                                                            Date


        /s/ James W. Burns*                                                                      June 1, 2000
------------------------------------------------                                        ---------------------
Director, (James W. Burns)


         /s/ Orest T. Dackow*                                                                    June 1, 2000
------------------------------------------------                                        ---------------------
Director (Orest T. Dackow)


                                                                                                          June 1, 2000
------------------------------------------------------------                                     ---------------------
Director Andre Desmarais


              /s/ Paul Desmarais, Jr*.                                                           June 1, 2000
-------------------------------------------------                                       ---------------------
Director (Paul Desmarais, Jr.)


                                                                                                 , 2000
--------------------------------------------                                    -----------------
Director (Robert G. Graham)


            /s/ Kevin P. Kavanagh*                                                      June 1, 2000
---------------------------------------                                         --------------------
Director (Kevin P. Kavanagh)


                                                                                                 , 2000
--------------------------------------                                          -----------------
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                                              June 1, 2000
----------------------------------------                                        --------------------
Director (Jerry E.A. Nickerson)


         /s/ P. Michael Pitfield *                                                      June 1, 2000
----------------------------------------                                        --------------------
Director (P. Michael Pitfield)


         /s/ Michel Plessis-Belair*                                                     June 1, 2000
------------ ----------------------------                                       --------------------
Director (Michel Plessis-Belair)


             /s/ Brian E. Walsh  *                                                                        June 1, 2000
------------------------------------------------------                                           ---------------------
Director (Brian E. Walsh)


*By:          /s/ D.C. Lennox                                                                             June 1, 2000
         ---------------------------------------------                                           ---------------------
         D. C. Lennox

         Attorney-in-fact   pursuant   to  Powers  of   Attorney   filed   under
Post-Effective Amendment Nos. 14, 20 and 22 to this Registration Statement.